Employee Benefit Plans - Schedule of Amounts Included in Consolidated Balance Sheets Relating to Nonqualified Savings Plan and SERP (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other assets		$ 16,631		$ 8,686
Accounts payable and accrued expenses	$ 70,735	57,277	$ 51,110	49,576
SERP | Nonqualified Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other assets		755		559
Accounts payable and accrued expenses		$ 1,004		$ 723